Income from operations - Sales composition (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Abstract]
Revenue from sale of goods	€ 12,419	€ 12,139	€ 11,981
Revenue from rendering of services	4,926	4,878	4,374
Royalty income	434	419	383
Revenue from contracts with customers	17,779	17,435	16,738
Revenue From Other Sources	390	391	418
Revenue	€ 18,169	€ 17,827	€ 17,156